Intangible Assets and Deferred Costs - Additional Information (Detail) (Product and Distribution Rights [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Product and Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 867	$ 3,617	$ 3,436	$ 3,576
Estimated amortization expense, 2015		3,332
Estimated amortization expense, 2016		3,216
Estimated amortization expense, 2017		3,219
Estimated amortization expense, 2018		2,552
Estimated amortization expense, 2019		$ 334
Weighted-average amortization period		6 years